Subsequent Events (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Sep. 30, 2026	Sep. 28, 2026	Jun. 30, 2025
Subsequent Event [Line Items]
Shares authorized for issuance	[1]	5,000,000,000			5,000,000,000
Private Placement		$ 10,000,000
Forecast [Member]
Subsequent Event [Line Items]
Exercise price			$ 1
Forecast [Member] | Brightray Science Inc. [Member]
Subsequent Event [Line Items]
Fixed issue price			2
Forecast [Member] | Purchase Warrants [Member]
Subsequent Event [Line Items]
Exercise price			$ 1
Forecast [Member] | Minimum [Member]
Subsequent Event [Line Items]
Shares authorized for issuance				500,000,000
Forecast [Member] | Minimum [Member] | Brightray Science Inc. [Member]
Subsequent Event [Line Items]
Percentage of equity interest			40.00%
Forecast [Member] | Maximum [Member]
Subsequent Event [Line Items]
Shares authorized for issuance				5,000,000,000
Forecast [Member] | Maximum [Member] | Brightray Science Inc. [Member]
Subsequent Event [Line Items]
Percentage of equity interest			60.00%
Class A Ordinary Shares | Forecast [Member]
Subsequent Event [Line Items]
Initial face amount			$ 200,000,000
Fixed issue price			$ 2
Class A Ordinary Shares | Forecast [Member] | Brightray Science Inc. [Member]
Subsequent Event [Line Items]
Shares authorized for issuance			20,000,000

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1) and the share subdivision effective from October 26, 2026 (Notes 1, 2.17 and 16).